Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Invesco BulletShares 2024 USD Emerging Markets Debt ETF

(each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.